Note 14 - Retirement and Pension Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan, Cost	$ 1,029,000	$ 252,000	$ 1,148,000
Defined Benefit Plan Contributions By Employer Percentage Minimum	2.00%
Defined Benefit Plan Contributions By Employer, Maximum	15.00%
Defined Benefit Plan Contributions By Employer Percentage, Current	2.00%